Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000084619 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Municipal Fund (Class A) —including sales charge
Average Annual Return, Percent	(1.65%)	0.07%		2.45%
C000188918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Intermediate Term Municipal Income Fund (Class R6)
Average Annual Return, Percent	5.09%	1.89%		2.54%
C000084630 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Intermediate Term Municipal Income Fund (Class Y)
Average Annual Return, Percent	5.04%	1.83%		2.53%
C000084627 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Intermediate Term Municipal Income Fund (Class A) —including sales charge
Average Annual Return, Percent	2.15%	1.07%		2.01%
C000084629 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Intermediate Term Municipal Income Fund (Class C) —including sales charge
Average Annual Return, Percent	3.01%	0.83%		1.66%
C000084621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Municipal Fund (Class C) —including sales charge
Average Annual Return, Percent	0.97%	0.20%		2.29%
C000084622 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Municipal Fund (Class Y)
Average Annual Return, Percent	2.96%	1.18%		3.15%
C000109478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Municipal Fund (Class R5)
Average Annual Return, Percent	3.00%	1.21%		3.14%
C000188917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Municipal Fund (Class R6)
Average Annual Return, Percent	3.00%	1.24%		3.17%
C000084631 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Municipal Income Fund (Class A) —including sales charge
Average Annual Return, Percent	(1.73%)	(0.02%)		1.73%
C000084633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Municipal Income Fund (Class C) —including sales charge
Average Annual Return, Percent	0.92%	0.11%		1.57%
C000084634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Municipal Income Fund (Class Y)
Average Annual Return, Percent	2.94%	1.10%		2.43%
C000125172 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Municipal Income Fund (Investor Class)
Average Annual Return, Percent	2.68%	0.95%		2.28%
C000188919 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Municipal Income Fund (Class R6)
Average Annual Return, Percent	2.99%	1.16%		2.45%
C000209259 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® New York Municipals Fund (Class A) —including sales charge
Average Annual Return, Percent	(3.15%)	(0.04%)		3.53%
C000209261 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Limited Term New York Municipal Fund (Class A) —including sales charge
Average Annual Return, Percent	2.16%	1.21%		2.29%
C000209262 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Limited Term New York Municipal Fund (Class C) —including sales charge
Average Annual Return, Percent	2.93%	0.97%		1.94%
C000209254 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® New York Municipals Fund (Class R6)
Average Annual Return, Percent	1.42%	1.13%		4.19%
C000209255 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® New York Municipals Fund (Class Y)
Average Annual Return, Percent	1.44%	1.09%		4.23%
C000209257 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® New York Municipals Fund (Class C) —including sales charge
Average Annual Return, Percent	(0.57%)	0.09%		3.35%
C000209274 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Pennsylvania Municipal Fund (Class R6)
Average Annual Return, Percent	2.97%	1.66%		3.92%
C000209269 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Pennsylvania Municipal Fund (Class Y)
Average Annual Return, Percent	2.91%	1.60%		3.96%
C000209265 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Limited Term New York Municipal Fund (Class Y)
Average Annual Return, Percent	4.61%	1.92%		2.78%
C000209263 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Limited Term New York Municipal Fund (Class R6)
Average Annual Return, Percent	5.02%	2.04%		2.76%
C000209275 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Pennsylvania Municipal Fund (Class A) —including sales charge
Average Annual Return, Percent	(1.51%)	0.45%		3.27%
C000209267 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Pennsylvania Municipal Fund (Class C) —including sales charge
Average Annual Return, Percent	1.21%	0.70%		3.16%
C000188916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class R6)
Average Annual Return, Percent	4.71%	2.16%		2.12%
C000023428 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class R5)
Average Annual Return, Percent	4.53%	2.07%		2.09%
C000000395 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class A) —including sales charge
Average Annual Return, Percent	1.79%	1.30%		1.57%
C000000396 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class A2) —including sales charge
Average Annual Return, Percent	3.61%	1.87%		1.98%
C000130517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class C) —including sales charge
Average Annual Return, Percent	2.61%	1.06%		1.22%
C000071234 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class Y)
Average Annual Return, Percent	4.56%	2.06%		2.08%
C000209285 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco New Jersey Municipal Fund (Class R6)
Average Annual Return, Percent	4.25%	2.14%		3.45%
C000209278 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Municipal Opportunities Fund (Class A) —including sales charge
Average Annual Return, Percent	(1.79%)	0.49%		4.15%
C000209277 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Municipal Opportunities Fund (Class C) —including sales charge
Average Annual Return, Percent	1.00%	0.71%		4.05%
C000209279 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Municipal Opportunities Fund (Class Y)
Average Annual Return, Percent	2.75%	1.61%		4.85%
C000209280 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Municipal Opportunities Fund (Class R5)
Average Annual Return, Percent	2.78%	1.58%		4.81%
C000209281 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Municipal Opportunities Fund (Class R6)
Average Annual Return, Percent	2.82%	1.65%		4.82%
C000209284 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco New Jersey Municipal Fund (Class A) —including sales charge
Average Annual Return, Percent	(0.51%)	0.93%		2.78%
C000209282 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco New Jersey Municipal Fund (Class C) —including sales charge
Average Annual Return, Percent	2.14%	1.14%		2.66%
C000209283 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco New Jersey Municipal Fund (Class Y)
Average Annual Return, Percent	4.19%	2.05%		3.47%
C000209288 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco AMT-Free Municipal Income Fund (Class C) —including sales charge
Average Annual Return, Percent	1.69%	0.36%		3.21%
C000209289 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco AMT-Free Municipal Income Fund (Class A) —including sales charge
Average Annual Return, Percent	(1.13%)	0.18%		3.39%
C000209287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco AMT-Free Municipal Income Fund (Class Y)
Average Annual Return, Percent	3.56%	1.32%		4.10%
C000209286 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco AMT-Free Municipal Income Fund (Class R6)
Average Annual Return, Percent	3.64%	1.41%		4.07%
C000209290 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco California Municipal Fund (Class A) —including sales charge
Average Annual Return, Percent	(1.28%)	0.26%		2.97%
C000209292 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco California Municipal Fund (Class C) —including sales charge
Average Annual Return, Percent	1.47%	0.40%		2.81%
C000209291 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco California Municipal Fund (Class Y)
Average Annual Return, Percent	3.37%	1.38%		3.67%
C000209293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco California Municipal Fund (Class R6)
Average Annual Return, Percent	3.43%	1.49%		3.67%
C000209294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term California Municipal Fund (Class A) —including sales charge
Average Annual Return, Percent	1.69%	0.96%		2.25%
C000209295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term California Municipal Fund (Class C) —including sales charge
Average Annual Return, Percent	2.87%	0.81%		1.86%
C000209297 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term California Municipal Fund (Class Y)
Average Annual Return, Percent	4.57%	1.77%		2.75%
C000209299 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term California Municipal Fund (Class R6)
Average Annual Return, Percent	4.62%	1.82%		2.71%
C000209301 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® AMT-Free New York Municipal Fund (Class A) —including sales charge
Average Annual Return, Percent	(1.86%)	(0.09%)		2.40%
C000209303 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® AMT-Free New York Municipal Fund (Class C) —including sales charge
Average Annual Return, Percent	0.79%	0.00%		2.21%
C000209306 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® AMT-Free New York Municipal Fund (Class Y)
Average Annual Return, Percent	2.79%	1.01%		3.07%
C000209305 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® AMT-Free New York Municipal Fund (Class R6)
Average Annual Return, Percent	2.74%	1.04%		3.04%
Without Sales Load [Member] | C000084619 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Municipal Fund (Class A) —excluding sales charge
Average Annual Return, Percent	2.70%	0.94%	2.89%
Without Sales Load [Member] | C000084627 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Intermediate Term Municipal Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	4.78%	1.58%		2.27%
Without Sales Load [Member] | C000084629 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Intermediate Term Municipal Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	4.01%	0.83%		1.66%
Without Sales Load [Member] | C000084621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Municipal Fund (Class C) —excluding sales charge
Average Annual Return, Percent	1.94%	0.20%		2.29%
Without Sales Load [Member] | C000084631 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Municipal Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	2.60%	0.85%	2.17%
Without Sales Load [Member] | C000084633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Municipal Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	1.91%	0.11%	1.57%
Without Sales Load [Member] | C000209259 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® New York Municipals Fund (Class A) —excluding sales charge
Average Annual Return, Percent	1.13%	0.83%		3.98%
Without Sales Load [Member] | C000209261 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Limited Term New York Municipal Fund (Class A) —excluding sales charge
Average Annual Return, Percent	4.70%	1.74%		2.56%
Without Sales Load [Member] | C000209262 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Limited Term New York Municipal Fund (Class C) —excluding sales charge
Average Annual Return, Percent	3.93%	0.97%		1.94%
Without Sales Load [Member] | C000209257 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® New York Municipals Fund (Class C) —excluding sales charge
Average Annual Return, Percent	0.40%	0.09%	3.35%
Without Sales Load [Member] | C000209275 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Pennsylvania Municipal Fund (Class A) —excluding sales charge
Average Annual Return, Percent	2.66%	1.33%		3.71%
Without Sales Load [Member] | C000209267 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Pennsylvania Municipal Fund (Class C) —excluding sales charge
Average Annual Return, Percent	1.99%	0.70%		3.16%
Without Sales Load [Member] | C000000395 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	4.39%	1.82%		1.83%
Without Sales Load [Member] | C000000396 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class A2) —excluding sales charge
Average Annual Return, Percent	4.64%	2.08%		2.08%
Without Sales Load [Member] | C000130517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term Municipal Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	3.61%	1.06%		1.22%
Without Sales Load [Member] | C000209278 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Municipal Opportunities Fund (Class A) —excluding sales charge
Average Annual Return, Percent	2.49%	1.36%		4.60%
Without Sales Load [Member] | C000209277 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® Municipal Opportunities Fund (Class C) —excluding sales charge
Average Annual Return, Percent	1.97%	0.71%		4.05%
Without Sales Load [Member] | C000209284 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco New Jersey Municipal Fund (Class A) —excluding sales charge
Average Annual Return, Percent	3.93%	1.82%		3.22%
Without Sales Load [Member] | C000209282 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco New Jersey Municipal Fund (Class C) —excluding sales charge
Average Annual Return, Percent	3.14%	1.14%		2.66%
Without Sales Load [Member] | C000209288 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco AMT-Free Municipal Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	2.53%	0.36%	3.21%
Without Sales Load [Member] | C000209289 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco AMT-Free Municipal Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	3.32%	1.06%		3.84%
Without Sales Load [Member] | C000209290 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco California Municipal Fund (Class A) —excluding sales charge
Average Annual Return, Percent	3.11%	1.13%	3.42%
Without Sales Load [Member] | C000209292 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco California Municipal Fund (Class C) —excluding sales charge
Average Annual Return, Percent	2.46%	0.40%		2.81%
Without Sales Load [Member] | C000209294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term California Municipal Fund (Class A) —excluding sales charge
Average Annual Return, Percent	4.30%	1.50%	2.50%
Without Sales Load [Member] | C000209295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Limited Term California Municipal Fund (Class C) —excluding sales charge
Average Annual Return, Percent	3.87%	0.81%	1.86%
Without Sales Load [Member] | C000209301 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® AMT-Free New York Municipal Fund (Class A) —excluding sales charge
Average Annual Return, Percent	2.54%	0.79%		2.84%
Without Sales Load [Member] | C000209303 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Rochester® AMT-Free New York Municipal Fund (Class C) —excluding sales charge
Average Annual Return, Percent	1.77%	0.00%		2.21%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	4.85%	1.62%		2.51%
S And P Municipal Bond 5 Year Investment Grade Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond 5+ Year Investment Grade Index
Average Annual Return, Percent	5.24%	1.37%		2.59%
S And P Municipal Bond California 5 Year Investment Grade Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond California 5+ Year Investment Grade Index
Average Annual Return, Percent	5.25%	1.38%		2.56%
S And P Municipal California Investment Grade 4 7 Years Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal California Investment Grade 4-7 Years Bond Index
Average Annual Return, Percent	5.67%	1.53%		1.84%
S And P Municipal Bond New York 5 Year Investment Grade Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond New York 5+ Year Investment Grade Index
Average Annual Return, Percent	4.75%	1.39%		2.40%
S And P Municipal Bond 2 17 Years Investment Grade Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond 2-17 Years Investment Grade Index
Average Annual Return, Percent	5.77%	1.73%		2.37%
S And P Municipal Bond High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond High Yield Index
Average Annual Return, Percent	3.13%	2.42%		4.36%
Custom Invesco High Yield Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco High Yield Municipal Index
Average Annual Return, Percent	3.50%	2.25%		3.97%
S And P Municipal New York Investment Grade 4 7 Years Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal New York Investment Grade 4-7 Years Bond Index
Average Annual Return, Percent	5.39%	1.69%		1.94%
S And P Municipal Bond Pennsylvania 5 Year Investment Grade Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index
Average Annual Return, Percent	4.98%	1.41%		2.81%
Custom Invesco Rochester Municipal Opportunities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco Rochester Municipal Opportunities Index
Average Annual Return, Percent	3.50%	2.25%		3.97%
S And P Municipal Bond New Jersey Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond New Jersey Index
Average Annual Return, Percent	5.19%	2.01%		3.19%
S And P Municipal Bond Investment Grade Short Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Investment Grade Short Intermediate Index
Average Annual Return, Percent	4.95%	1.68%		1.89%